Deferred and current taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017
Income Taxes [Abstract]
Income tax receivables	$ 14,983		$ 14,983			$ 16,377
Income tax liabilities	35,741		35,741			$ 15,539
Income taxes	$ 20,558	$ 9,023	$ 33,722	$ 18,986
Effective tax rate in %			30.50%	35.00%
Applicable tax rate			32.00%	32.00%
Tax rate effect of change in recognition of losses and deductible temporary differences			4.03%	3.30%
Tax rate effect of revenues exempt from taxation			0.40%	1.60%
Tax rate effect of tax exempt dividends from subsidiary					3.30%
Tax rate effect from change in tax rate				5.90%
Tax rate effect of other			1.24%
Tax rate effect of foreign tax rates			3.90%	1.90%